Insurance Contracts, Reinsurance Contracts Held and Investment Contracts with Discretionary Participating Features - Summary of Net Income and Shareholders' Equity to Changes in Various Underwriting Risks (Detail) - Insurance risk [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
20% increase in lapse rates [member] | Contracts without direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance increase	€ (95)	€ (94)
On CSM, net of reinsurance increase	(58)	(61)
On shareholders' equity, gross of reinsurance increase	(43)	(34)
On shareholders' equity, net of reinsurance increase	(7)	(2)
On net result, gross of reinsurance increase	(126)	67
On net result, net of reinsurance increase	(151)	(172)
20% increase in lapse rates [member] | Contracts with direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance increase	55	43
On CSM, net of reinsurance increase	48	29
On shareholders' equity, gross of reinsurance increase	56	69
On shareholders' equity, net of reinsurance increase	58	50
On net result, gross of reinsurance increase	(32)	187
On net result, net of reinsurance increase	(336)	29
20% decrease in lapse rates [member] | Contracts without direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance decrease	57	72
On CSM, net of reinsurance decrease	35	42
On shareholders' equity, gross of reinsurance decrease	41	46
On shareholders' equity, net of reinsurance decrease	18	15
On net result, gross of reinsurance decrease	117	(83)
On net result, net of reinsurance decrease	169	205
20% decrease in lapse rates [member] | Contracts with direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance decrease	(70)	(106)
On CSM, net of reinsurance decrease	(53)	(72)
On shareholders' equity, gross of reinsurance decrease	(65)	(125)
On shareholders' equity, net of reinsurance decrease	(62)	(92)
On net result, gross of reinsurance decrease	123	68
On net result, net of reinsurance decrease	428	188
5% increase in mortality rates [member] | Contracts without direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance increase	(520)	(507)
On CSM, net of reinsurance increase	(87)	(84)
On shareholders' equity, gross of reinsurance increase	(443)	(451)
On shareholders' equity, net of reinsurance increase	(19)	(33)
On net result, gross of reinsurance increase	(86)	(343)
On net result, net of reinsurance increase	11	(14)
5% increase in mortality rates [member] | Contracts with direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance increase	(84)	(47)
On CSM, net of reinsurance increase	(78)	(22)
On shareholders' equity, gross of reinsurance increase	(71)	(37)
On shareholders' equity, net of reinsurance increase	(67)	(15)
On net result, gross of reinsurance increase	(699)	(565)
On net result, net of reinsurance increase	(314)	(365)
5% decrease in mortality rates [member] | Contracts without direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance decrease	419	422
On CSM, net of reinsurance decrease	11	11
On shareholders' equity, gross of reinsurance decrease	338	362
On shareholders' equity, net of reinsurance decrease	(62)	(43)
On net result, gross of reinsurance decrease	177	430
On net result, net of reinsurance decrease	55	78
5% decrease in mortality rates [member] | Contracts with direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance decrease	(5)	10
On CSM, net of reinsurance decrease	(16)	(14)
On shareholders' equity, gross of reinsurance decrease	(15)	0
On shareholders' equity, net of reinsurance decrease	(23)	(21)
On net result, gross of reinsurance decrease	835	623
On net result, net of reinsurance decrease	436	411
10% increase in morbidity rates [member] | Contracts without direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance increase	(139)	(121)
On CSM, net of reinsurance increase	(138)	(119)
On shareholders' equity, gross of reinsurance increase	(153)	(94)
On shareholders' equity, net of reinsurance increase	(152)	(92)
On net result, gross of reinsurance increase	(759)	(833)
On net result, net of reinsurance increase	(746)	(819)
10% increase in morbidity rates [member] | Contracts with direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance increase	0	0
On CSM, net of reinsurance increase	0	0
On shareholders' equity, gross of reinsurance increase	0	0
On shareholders' equity, net of reinsurance increase	0	0
On net result, gross of reinsurance increase	0	0
On net result, net of reinsurance increase	0	0
10% decrease in morbidity rates [member] | Contracts without direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance decrease	53	33
On CSM, net of reinsurance decrease	53	28
On shareholders' equity, gross of reinsurance decrease	75	11
On shareholders' equity, net of reinsurance decrease	77	8
On net result, gross of reinsurance decrease	908	980
On net result, net of reinsurance decrease	894	969
10% decrease in morbidity rates [member] | Contracts with direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance decrease	0	0
On CSM, net of reinsurance decrease	0	0
On shareholders' equity, gross of reinsurance decrease	0	0
On shareholders' equity, net of reinsurance decrease	0	0
On net result, gross of reinsurance decrease	0	0
On net result, net of reinsurance decrease	0	0
5% increase in expenses [member] | Contracts without direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance increase	(14)	(7)
On CSM, net of reinsurance increase	(12)	(6)
On shareholders' equity, gross of reinsurance increase	(12)	(2)
On shareholders' equity, net of reinsurance increase	(10)	(1)
On net result, gross of reinsurance increase	(133)	(157)
On net result, net of reinsurance increase	(134)	(152)
5% increase in expenses [member] | Contracts with direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance increase	(13)	(8)
On CSM, net of reinsurance increase	(13)	(7)
On shareholders' equity, gross of reinsurance increase	(13)	(7)
On shareholders' equity, net of reinsurance increase	(14)	(7)
On net result, gross of reinsurance increase	(205)	(220)
On net result, net of reinsurance increase	(201)	(219)
5% decrease in expenses [member] | Contracts without direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance decrease	36	5
On CSM, net of reinsurance decrease	36	4
On shareholders' equity, gross of reinsurance decrease	35	1
On shareholders' equity, net of reinsurance decrease	35	0
On net result, gross of reinsurance decrease	163	183
On net result, net of reinsurance decrease	164	153
5% decrease in expenses [member] | Contracts with direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance decrease	12	5
On CSM, net of reinsurance decrease	12	5
On shareholders' equity, gross of reinsurance decrease	13	5
On shareholders' equity, net of reinsurance decrease	13	5
On net result, gross of reinsurance decrease	206	221
On net result, net of reinsurance decrease	203	220
10% increase in claims [member] | Non life contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance increase	(6)	(1)
On CSM, net of reinsurance increase	(5)	(1)
On shareholders' equity, gross of reinsurance increase	(8)	(1)
On shareholders' equity, net of reinsurance increase	(6)	(1)
On net result, gross of reinsurance increase	0	0
On net result, net of reinsurance increase	0	0
10% decrease in claims [member] | Non life contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance decrease	6	1
On CSM, net of reinsurance decrease	5	1
On shareholders' equity, gross of reinsurance decrease	9	1
On shareholders' equity, net of reinsurance decrease	6	1
On net result, gross of reinsurance decrease	0	0
On net result, net of reinsurance decrease	€ 0	€ 0